Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related-Party Transactions

17. Related-Party Transactions

The Company has a management agreement with Clearlake, a stockholder of the Company. Under the terms of the agreement, the Company is required to pay Clearlake a quarterly management fee not to exceed $375,000. For years ended December 31, 2017, 2016 and 2015, the expense under the agreement was $1,500,000, of which $375,000 was included in accrued expenses at December 31, 2017 and 2016, respectively. The Company paid consulting fees of $140,000 and $100,000 to Clearlake in the year ended December 31, 2017 and 2016, respectively, related to debt refinancing.

On August 17, 2017, the Company granted 530,772 options to purchase the Company’s Class B Common Stock to a newly appointed board member. On September 25, 2017, the board member early exercised the options for a total exercise price of $1,805,000 with payment in the form of a Recourse Promissory Note. The note bears interest at 2.6% and is due and payable in full upon the earliest of (i) September 25, 2027, (ii) the date on which the first registration statement is filed with the United States Securities and Exchange Commission under the Securities Act of 1933, as amended, offering securities of the Company to the public, (iii) the dissolution or liquidation of the Company, and (iv) within 10 days after the date on which the individual is no longer a director of the Company.